Impairment of assets	6 Months Ended
Jun. 30, 2025
Impairments [Abstract]
Disclosure of impairment of assets [text block]	Impairment and losses on sale of businesses and fixed assets
Net impairment charges and losses on sale of businesses and fixed assets for the second quarter and half year were $1,157 million and $1,660 million respectively, compared with net charges of $1,309 million and $2,046 million for the same periods in 2024 and include net impairment charges for the second quarter and half year of $1,130 million and $1,561 million respectively, compared with net impairment charges of $1,296 million and $1,945 million for the same periods in 2024.
Gas & low carbon energy
Second quarter and half year 2025 impairments includes a net impairment charge of $431 million and $746 million respectively, compared with net charges of $589 million and $1,125 million for the same periods in 2024 in the gas & low carbon energy segment.
Customers & products
Second quarter and half year 2025 impairments includes a net impairment charge of $373 million and $477 million respectively, compared with net charges of $681 million and $691 million for the same periods in 2024 in the customers & products segment.